Accrued expenses	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Accrued expenses

7. Accrued expenses

	December 31, 2025		December 31, 2024
Personnel expenses	₣	459,669	₣	253,718
Tax provision (incl. emission levies on capital band)		535,548		427,592
Xlife share lending accrual		1,189,037		1,001,878
Other		491,369		119,162
Total accrued expenses	₣	2,675,623	₣	1,802,350